Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other payables [line items]
Trade payables	£ 4,535	£ 4,357
Wages and salaries	1,470	1,367
Social security	152	159
ViiV Healthcare put option	1,008	960
Other payables	518	409
Deferred income	307	361
Customer return and rebate accruals	6,322	5,775
Other accruals	3,242	2,452
Total trade and other payables	£ 17,554	£ 15,840